Capital stock (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Ordinary Shares Outstanding
c)
Movements in the number of the Company’s ordinary shares outstanding are as follows:

	Number of shares (in thousands)
	2024	2025
January 1	727,240	727,240
Purchase of treasury shares	—	(31,822)
Treasury shares transferred to employees	—	4,565
December 31	727,240	699,983

Share Reacquisition and Movements in Number of The Company's Treasury Shares
(a)
Reason for share reacquisition and movements in the number of the Company’s treasury shares are as follows (As of December 31, 2024: None):

December 31, 2025
Name of company holding the shares	Reason for reacquisition	Number of shares	Carrying amount
		In thousands	NT$000
The Company	Maintain the Company’s credit and shareholders’ equity	22,717 (cancelled)	—
The Company	Transfer to employees	4,540	128,115